Amplify Transformational Data Sharing ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Banks - 5.8%
Customers Bancorp, Inc.(a)	186,193	$8,933,540
DBS Group Holdings Ltd.	336,470	8,880,724
NU Holdings Ltd./Cayman Islands - Class A(a)	1,754,192	22,611,535
		40,425,799

Commercial & Professional Services - 1.1%
CACI International, Inc. - Class A(a)	17,738	7,629,646

Consumer Discretionary Distribution & Retail - 5.2%
Alibaba Group Holding Ltd. - ADR	92,212	6,639,264
Beyond, Inc.(a)	1,065,649	13,938,689
MercadoLibre, Inc.(a)	9,184	15,092,986
		35,670,939

Consumer Staples Distribution & Retail - 1.1%
Walmart, Inc.	110,241	7,464,418

Financial Services - 28.6%(b)
BlackRock, Inc.	13,202	10,394,199
Block, Inc.(a)	302,727	19,522,864
CME Group, Inc.	69,861	13,734,673
Coinbase Global, Inc. - Class A(a)	123,378	27,418,293
Franklin Resources, Inc.	248,977	5,564,636
Galaxy Digital Holdings Ltd.(a)	3,050,813	35,636,118
Mastercard, Inc. - Class A	17,069	7,530,160
Mogo, Inc.(a)	1,312,771	1,929,774
PayPal Holdings, Inc.(a)	353,399	20,507,744
Robinhood Markets, Inc. - Class A(a)	1,051,134	23,871,253
SBI Holdings, Inc.	843,032	21,310,281
Visa, Inc. - Class A	24,683	6,478,547
WisdomTree, Inc.	437,275	4,333,395
		198,231,937

Media & Entertainment - 3.6%
LY Corp.	2,494,050	6,028,566
ROBLOX Corp. - Class A(a)	513,757	19,116,898
		25,145,464

Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc.(a)	74,809	12,134,768
Broadcom, Inc.	4,696	7,539,569
NVIDIA Corp.	103,248	12,755,258
QUALCOMM, Inc.	56,516	11,256,857
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	75,710	13,159,155
		56,845,607

Software & Services - 36.0%(b)
Accenture PLC - Class A	42,177	12,796,924
BIGG Digital Assets, Inc.(a)	6,168,047	766,469
Bitdeer Technologies Group(a)(c)	425,320	4,363,783
Bitfarms Ltd./Canada(a)(c)	6,578,221	16,906,028
Cipher Mining, Inc.(a)(c)	2,113,010	8,768,992
Cleanspark, Inc.(a)	1,122,573	17,905,039
Core Scientific, Inc.(a)(c)	3,900,884	36,278,217
Digital Garage, Inc.	394,232	6,052,291
GMO internet group, Inc.	889,252	13,574,510
Hive Digital Technologies Ltd.(a)(c)	4,276,165	13,170,588
Hut 8 Corp.(a)(c)	1,470,571	22,043,859
International Business Machines Corp.	105,309	18,213,192
Marathon Digital Holdings, Inc.(a)(c)	1,046,459	20,772,211
MicroStrategy, Inc. - Class A(a)(c)	18,734	25,805,710
Opera Ltd. - ADR(c)	412,671	5,793,901
Oracle Corp.	82,301	11,620,901
Riot Platforms, Inc.(a)(c)	1,575,099	14,396,405
		249,229,020

Technology Hardware & Equipment - 2.6%
CompoSecure, Inc. - Class A	1,630,380	11,086,584
Dell Technologies, Inc. - Class C	49,339	6,804,341
		17,890,925
TOTAL COMMON STOCKS (Cost $702,333,638)		638,533,755

EXCHANGE TRADED FUNDS - 4.7%(a)
Bitwise Bitcoin ETF	137,295	4,488,174
Fidelity Wise Origin Bitcoin Fund	179,039	9,392,386
Invesco Galaxy Bitcoin Etf	74,912	4,475,992
iShares Bitcoin Trust	131,482	4,488,795
VanEck Bitcoin Trust(c)	139,267	9,452,051
TOTAL EXCHANGE TRADED FUNDS (Cost $37,126,012)		32,297,398

CORPORATE BONDS - 0.3%	Par
Software & Services - 0.3%
MicroStrategy, Inc., 6.13%, 06/15/2028 (a)(d)(e)	2,000,000	1,940,984
TOTAL CORPORATE BONDS (Cost $1,610,311)		1,940,984

SHORT-TERM INVESTMENTS - 16.9%	Shares
Investments Purchased with Proceeds from Securities Lending - 14.1%
First American Government Obligations Fund - Class X, 4.65%(f)	97,825,916	97,825,916

Money Market Funds - 2.8%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(f)	19,231,468	19,231,468
TOTAL SHORT-TERM INVESTMENTS (Cost $117,057,384)		117,057,384

TOTAL INVESTMENTS - 114.1% (Cost $858,127,345)		$789,829,521
Liabilities in Excess of Other Assets - (14.1)%		(97,605,822)
TOTAL NET ASSETS - 100.0%		$692,223,699

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $91,541,991 which represented 13.2% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,940,984 or 0.3% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $1,940,984 or 0.3% of the Fund’s net assets.

(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Transformational Data Sharing ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	638,533,755	–	–	638,533,755
Exchange Traded Funds	32,297,398	–	–	32,297,398
Corporate Bonds	–	1,940,984	–	1,940,984
Investments Purchased with Proceeds from Securities Lending	97,825,916	–	–	97,825,916
Money Market Funds	19,231,468	–	–	19,231,468
Total Investments	787,888,537	1,940,984	–	789,829,521

Refer to the Schedule of Investments for additional information.

For the period ended June 30, 2024, there were the following transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

BLOK	Balance as of 10/31/2023	Amortization/ Accretion	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfer In/Out of Level 3	Balance as of 06/30/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 06/30/2024
Convertible Bond	$7,238,673	$2,369,768	$-	$21,071,783	$-	$-	$(30,680,224)	$-	$-	$21,071,783

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.